Accrued Expenses and Other Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities [Table Text Block]

	June 30, 2020	December 31, 2019
Board compensation	$—	$209
Other	3	21
Total accrued expenses and other current liabilities	$3	$230

(In thousands $)	December 31, 2019	December 31, 2018
Professional fees	$—	$85
Accrued board compensation	209	181
Research and development	—	91
Deferred rent	—	10
Other accrued expenses	21	16
Total accrued expenses and other current liabilities	$230	$383